                       MFS(R) CONSERVATIVE ALLOCATION FUND
                         MFS(R) MODERATE ALLOCATION FUND
                          MFS(R) GROWTH ALLOCATION FUND
                    MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND

          SUPPLEMENT DATED APRIL 1, 2005, AS REVISED ON APRIL 15, 2005 TO THE CURRENT STATEMENT OF ADDITIONAL INFORMATION - PART I


APPENDIX E IS HEREBY RESTATED AS FOLLOWS:

SHARE OWNERSHIP

OWNERSHIP BY TRUSTEES AND OFFICERS
As of March 1, 2005, the current Trustees and officers of the Trust as a group owned less than 1% of any class of the Fund's shares.

The following table shows the dollar range of equity securities beneficially owned by each current Trustee in the Fund and, on an aggregate basis, in all MFS funds overseen by the current Trustee, as of December 31, 2004.

The following dollar ranges apply:

    N. None
    A. $1 - $10,000
    B. $10,001 - $50,000
    C. $50,001 - $100,000
    D. Over $100,000

                                                   AGGREGATE DOLLAR RANGE OF
                       DOLLAR RANGE OF EQUITY     EQUITY SECURITIES IN ALL MFS
NAME OF TRUSTEE          SECURITIES IN FUND        FUNDS OVERSEEN BY TRUSTEE
---------------        ----------------------     ----------------------------

INTERESTED TRUSTEES
Robert J. Manning                D                             D
Robert C. Pozen                  B                             D

NON-INTERESTED TRUSTEES
Lawrence  H. Cohn, M.D.  C (Moderate Fund)                     D
David  H.  Gunning(1)            N                             D
William R. Gutow                 N                             D
Michael Hegarty(1)               N                             N
J. Atwood Ives                   N                             D
Amy B. Lane(1)                   N                             A
Lawrence T. Perera               N                             D
J. Dale Sherratt                 N                             D
Laurie  J. Thomsen (2)           N                             N

----------
(1) Mr. Gunning and Ms. Lane became Trustees of the Fund on January 27, 2004, and Mr. Hegarty became a Trustee of the Fund on December 16, 2004.
(2) Ms. Thomsen became a Trustee of the Fund on March 23, 2005.

25% OR GREATER OWNERSHIP
The following table identifies those investors who own 25% or more of the Fund's shares (all share classes taken together) as of March 1, 2005, and are therefore presumed to control the Fund. All holdings are of record unless indicated otherwise.

NAME AND ADDRESS     JURISDICTION OF ORGANIZATION
  OF INVESTOR                (IF A COMPANY)             PERCENTAGE OWNERSHIP
----------------     ----------------------------       --------------------

    None

5% OR GREATER OWNERSHIP OF SHARE CLASS
The following table identifies those investors who own 5% or more of any class of the Fund's shares as of March 1, 2005. All holdings are of record unless indicated otherwise.

NAME AND ADDRESS OF INVESTOR OWNERSHIP        FUND                                                   PERCENTAGE
--------------------------------------        ----                                                   ----------

Merrill Lynch, Pierce, Fenner & Smith, Inc.   Conservative Fund - Class A                                   6.40%
For the Sole Benefit of its Customers         Conservative Fund - Class B                                   5.44%
4800 Deer Lake Drive E                        Conservative Fund - Class C                                  21.34%
Jacksonville, FL 32246                        Moderate Fund - Class B                                       5.98%
                                              Moderate Fund - Class C                                      26.55%
                                              Moderate Fund - Class R (formerly R1)                        16.64%
                                              Growth Fund - Class C                                        25.65%
                                              Aggressive Growth Fund - Class C                             23.50%

Citigroup Global Markets, Inc.                Conservative Fund - Class C                                   5.42%
Surpas House Account
Attn: Cindy Tempesta 7th Floor
333 W. 34th Street
New York, NY 10001-2402

TRS MFS Def Contribution Plan                 Conservative Fund - Class I                                  20.70%
c/o Mark Leary                                Moderate Fund - Class I                                       8.80%
MFS Investment Management                     Growth Fund - Class I                                        17.41%
500 Boylston St., 6th FL                      Aggressive Growth Fund - Class I                             23.96%
Boston, MA 02116-3740

TRS MFS 401K Plan                             Conservative Fund - Class I                                  14.98%
c/o Mark Leary                                Growth Fund - Class I                                         8.85%
MFS Investment Management                     Aggressive Growth Fund - Class I                             16.78%
500 Boylston St., 6th FL
Boston, MA 02116-3740

Joey A. Prince, Trustee                       Conservative Fund - Class R (formerly R1)                     7.26%
Prince Service & Mfg. P/S/P & Trust           Aggressive  Growth  Fund  - Class R (formerly R1)             9.48%
Attn: C. Giorgi VP-RSI
MFS Investment Management
500 Boylston Street
Boston, MA 02116

Harold Herling Trustee                        Aggressive  Growth  Fund - Class R3 (formerly R2)              8.14%
Baha Indstr's DBA Open Sys Tech 401
Attn: C. Giorgi VP-RSI
MFS Investment Management
500 Boylston Street
Boston, MA 02116

Richard Tribbitt Trustee                      Conservative Fund - Class R3 (formerly R2)                    9.92%
Central PA Rehabilitation Services
Attn: C. Giorgi VP-RSI
MFS Investment Management
500 Boylston Street
Boston, MA 02116

M. Hoerr, K. Grangetto & G. Boone TT          Conservative Fund - Class R3 (formerly R2)                   42.09%
Grangettos Farm & Garden Supply 401           Moderate Fund - Class R3 (formerly R2)                        5.49%
Attn: C. Giorgi VP-RSI
MFS Investment Management
500 Boylston Street
Boston, MA 02116

Greg Holt Trustee                             Moderate Fund - Class R3 (formerly R2)                       32.01%
Holt Motors 401K Plan
Attn: C. Giorgi, VP-RSI
MFS Investment Management
500 Boylston Street
Boston, MA 02116

MFS Heritage Trust Company Trustee            Moderate Fund - Class R3 (formerly R2)                        9.19%
Bertucci's Corporation 401K Plan              Growth Fund - Class R3 (formerly R2)                          5.65%
Attn: C. Giorgi VP-RSI                        Aggressive  Growth  Fund - Class R3 (formerly R2)             5.44%
MFS Investment Management
500 Boylston Street
Boston, MA 02116

MFS Heritage Trust Company Trustee            Conservative Fund - Class R3 (formerly R2)                    7.58%
Fair-Rite Products Corp 401(K) Plan           Moderate Fund - Class R3 (formerly R2)                       21.99%
Attn: C. Giorgi, VP-RSI                       Growth Fund - Class R3 (formerly R2)                         11.71%
MFS Investment Management                     Aggressive  Growth  Fund - Class R3 (formerly                 7.89%
500 Boylston Street                           R2)
Boston, MA 02116

MFS Heritage Trust Company TTEE               Conservative Fund - Class R (formerly R1)                    11.51%
Odyssey Healthcare 401K Plan
Attn: C. Giorgi, VP-RSI
500 Boylston Street
Boston, MA 02116

MFS Heritage Trust Company                    Conservative Fund - Class R3 (formerly R2)                   23.17%
Pizza Co Inc 401K Plan                        Moderate Fund - Class R3 (formerly R2)                        8.57%
Attn: C. Giorgi, VP-RSI                       Growth Fund - Class R3 (formerly R2)                         19.63%
MFS Investment Management                     Aggressive  Growth  Fund - Class R3 (formerly R2)            33.21%
500 Boylston Street
Boston, MA 02116

Barella Rado Geney & Carpenter TRS            Moderate Fund - Class R (formerly R1)                         6.65%
North Bay Construction Inc. P/S Plan
Attn: C. Giorgi, VP-RSI
500 Boylston Street
Boston, MA 02116

J. Higgins & A. D'Souza                       Conservative Fund - Class R (formerly R1)                     5.00%
Pediatric Associates of Grtr Salem
Attn: C. Giorgi VP-RSI
MFS Investment Management
500 Boylston Street
Boston, MA 02116

Kenneth Bean & Fred Rayner TTEES              Growth Fund - Class R3 (formerly R2)                         15.47%
Pegasus Logistics Group 401K Plan             Aggressive  Growth  Fund - Class R3 (formerly R2)            12.43%
Attn: C. Giorgi VP-RSI
MFS Investment Management
500 Boylston Street
Boston, MA 02116

Reliance Trust Company TTEE                   Conservative Fund - Class I                                  55.05%
Dean Foods 401K Plan                          Moderate Fund - Class I                                      65.58%
Atlanta, GA                                   Growth Fund - Class I                                        49.62%
                                              Aggressive Growth Fund - Class I                             46.46%

Reliance Trust Company TTEE                   Moderate Fund - Class I                                      12.85%
Dean Foods Union 401K Plan                    Growth Fund - Class I                                         9.30%
Atlanta, GA

Reliance Trust Company TTEE                   Aggressive Growth Fund - Class A                              5.18%
MGM Mirage 401K Ret. Savings Plan
Attn: C. Giorgi VP-RSI
MFS Investment Management
500 Boylston Street
Boston, MA 02116

Rich's 401K Hourly Plan                       Moderate Fund - Class I                                       7.90%
One Robert Rich Way                           Growth Fund - Class I                                        14.77%
Buffalo, NY 14240-0245                        Aggressive Growth Fund - Class I                              8.00%

P., M., & C. Nickum, Trustees                 Growth Fund - Class R3 (formerly R2)                          7.70%
Rocky Mountain Hardware Inc. 401K
Attn: C. Giorgi VP-RSI
MFS Investment Management
500 Boylston Street
Boston, MA 02116

Chris Wallace Trustee                         Growth Fund - Class R3 (formerly R2)                         29.03%
Wallace Chevrolet-Oldsmobile Inc.             Aggressive  Growth  Fund - Class R3 (formerly R2)            16.57%
Attn: C. Giorgi VP-RSI
MFS Investment Management
500 Boylston Street
Boston, MA 02116

MFS 529 Savings Plan                          Conservative Fund - Class 529A                                 100%
c/o Mass. Financial Services Co.              Conservative Fund - Class 529B                                 100%
500 Boylston Street                           Conservative Fund - Class 529C                                 100%
Boston, MA 02116-3740                         Moderate Fund - Class 529A                                     100%
                                              Moderate Fund - Class 529B                                     100%
                                              Moderate Fund - Class 529C                                     100%
                                              Growth Fund - Class 529A                                       100%
                                              Growth Fund - Class 529B                                       100%
                                              Growth Fund - Class 529C                                       100%
                                              Aggressive Growth Fund - Class 529A                            100%
                                              Aggressive Growth Fund - Class 529B                            100%
                                              Aggressive Growth Fund - Class 529C                            100%

                            THE DATE OF THIS SUPPLEMENT IS APRIL 1, 2005, AS REVISED APRIL 15, 2005.

                    MFS(R) INTERNATIONAL DIVERSIFICATION FUND


          SUPPLEMENT DATED APRIL 1, 2005, AS REVISED ON APRIL 15, 2005, TO THE CURRENT STATEMENT OF ADDITIONAL INFORMATION - PART I

APPENDIX E IS HEREBY RESTATED AS FOLLOWS:

SHARE OWNERSHIP

OWNERSHIP BY TRUSTEES AND OFFICERS
As of March 1, 2005, the current Trustees and officers of the Trust as a group owned less than 1% of any class of the Fund's shares.

The following table shows the dollar range of equity securities beneficially owned by each current Trustee in the Fund and, on an aggregate basis, in all MFS funds overseen by the current Trustee, as of December 31, 2004.

The following dollar ranges apply:

    N. None
    A. $1 - $10,000
    B. $10,001 - $50,000
    C. $50,001 - $100,000
    D. Over $100,000
                                                   AGGREGATE DOLLAR RANGE OF
                       DOLLAR RANGE OF EQUITY     EQUITY SECURITIES IN ALL MFS
NAME OF TRUSTEE          SECURITIES IN FUND        FUNDS OVERSEEN BY TRUSTEE
---------------        ----------------------     ----------------------------

INTERESTED TRUSTEES
Robert J. Manning                D                             D
Robert C. Pozen                  B                             D

NON-INTERESTED TRUSTEES
Lawrence  H. Cohn, M.D.          N                             D
David  H.  Gunning(1)            N                             D
William R. Gutow                 N                             D
Michael Hegarty(1)               N                             N
J. Atwood Ives                   N                             D
Amy B. Lane(1)                   N                             A
Lawrence T. Perera               N                             D
J. Dale Sherratt                 N                             D
Laurie J. Thomsen(2)             N                             N

----------
(1) Mr. Gunning and Ms. Lane became Trustees of the Fund on January 27, 2004, and Mr. Hegarty became a Trustee of the Fund on December 16, 2004.
(2) Ms. Thomsen became a Trustee of the Fund on March 23, 2005.

25% OR GREATER OWNERSHIP
The following table identifies those investors who own 25% or more of the Fund's shares (all share classes taken together) as of March 1, 2005, and are therefore presumed to control the Fund. All holdings are of record unless indicated otherwise.

NAME AND ADDRESS     JURISDICTION OF ORGANIZATION
  OF INVESTOR                (IF A COMPANY)             PERCENTAGE OWNERSHIP
----------------     ----------------------------       --------------------
Merrill Lynch                                                 25.45%
Pierce Fenner &
Smith Inc.
For its Sole
Benefit of its
Customers
4800 Deer Lake Dr.
E Jacksonville, FL
32246-6484

5% OR GREATER OWNERSHIP OF SHARE CLASS
The following table identifies those investors who own 5% or more of any class of the Fund's shares as of March 1, 2005. All holdings are of record unless indicated otherwise.

NAME AND ADDRESS OF INVESTOR OWNERSHIP                            PERCENTAGE
--------------------------------------                            ----------

Merrill Lynch Pierce Fenner & Smith Inc.                22.12% of Class A shares
For its Sole Benefit of its Customers                   16.14% of Class B shares
4800 Deer Lake Dr. E                                    37.23% of Class C shares
Jacksonville, FL 32246-6484                6.52% of Class R shares (formerly R1)

Citigroup Global Markets Inc.                            7.51% of Class B shares
Surpas House Account                                    15.85% of Class C shares
Attn Cindy Tempesta 7th Floor
333 W 34th Street
New York, NY 10001-2402

TRS MFS DEF Contribution Plan                           39.17% of Class I shares
c/o Mark Leary
MFS Investment Management, Inc.
500 Boylston Street, 6th Floor
Boston, MA 02116-3740

TRS MFS 401K Plan                                       27.95% of Class I shares
c/o Mark Leary
MFS Investment Management, Inc.
500 Boylston Street, 6th Floor
Boston, MA 02116-3740

Springs Valley Bank & Trust                             31.07% of Class I shares
Attn Trust Dept
1500 Main Street
Jasper, IN 47546-1617

MFS 529 Savings Plan                                   100% of Class 529A shares
c/o Massachusetts Financial Services                   100% of Class 529B shares
500 Boylston Street                                    100% of Class 529C shares
Boston, MA 02116

Howard Janet Trustee                       5.01% of Class R shares (formerly R1)
Janet, Jenner & Suggs, LLC 401K Plan
Attn: C. Giorgi VP-RSI
MFS Investment Management
500 Boylston Street
Boston, MA 02116

FISERV Securities Inc.                    21.28% of Class R shares (formerly R1)
One Commerce Square
2005 Market Street Suite 1200
Philadelphia, PA 19103-7008

Legg Mason Wood Walker Inc.                9.27% of Class R shares (formerly R1)
James Hurley ET AL
Upper Bucks Othopedics 401K PSP
P.O. Box 1476
Baltimore, MD 21202

Richard Lamoureux Trustee                 12.18% of Class R shares (formerly R1)
Lamoureux, Pagano Assoc Inc.
Attn: C. Giorgi VP-RSI
MFS Investment Management
500 Boylston Street
Boston, MA 02116

Jack Wade/Clara Leonida Trustees           6.78% of Class R shares (formerly R1)
Z-Microsystems Inc. Retirement Plan
Attn: C. Giorgi VP-RSI
MFS Investment Management
500 Boylston Street
Boston, MA 02116

C. Bouzek & T. Doyle Trustees              6.94% of Class R shares (formerly R1)
Q Comp Technologies Inc. 401K Plan
Attn: C. Giorgi VP-RSI
MFS Investment Management
500 Boylston Street
Boston, MA 02116

Drs. Ruth & Eric Treiber-Trustees         21.89% of Class R shares (formerly R1)
Drs. Ruth & Eric Treiber 401K PSP
Attn: C. Giorgi VP-RSI
MFS Investment Management
500 Boylston Street
Boston, MA 02116

MFS Fund Distributors Inc.                 100% of Class R3 shares (formerly R2)
c/o Mass Financial Services Co.
Attn: Thomas B. Hastings
500 Boylston Street, Suite 15
Boston, MA 02116-3736

    THE DATE OF THIS SUPPLEMENT IS APRIL 1, 2005, AS REVISED APRIL 15, 2005.

                         MFS(R) STRATEGIC VALUE FUND


          SUPPLEMENT DATED APRIL 1, 2005, AS REVISED ON APRIL 15, 2005, TO THE CURRENT STATEMENT OF ADDITIONAL INFORMATION -- PART I


APPENDIX E IS HEREBY RESTATED AS FOLLOWS:

SHARE OWNERSHIP

OWNERSHIP BY TRUSTEES AND OFFICERS
As of March 1, 2005, the current Trustees and officers of the Trust as a group owned less than 1% of any class of the Fund's shares.

The following table shows the dollar range of equity securities beneficially owned by each current Trustee in the Fund and, on an aggregate basis, in all MFS funds overseen by the current Trustee, as of December 31, 2004.

The following dollar ranges apply:

    N. None
    A. $1 - $10,000
    B. $10,001 - $50,000
    C. $50,001 - $100,000
    D. Over $100,000

                                                   AGGREGATE DOLLAR RANGE OF
                       DOLLAR RANGE OF EQUITY     EQUITY SECURITIES IN ALL MFS
NAME OF TRUSTEE          SECURITIES IN FUND        FUNDS OVERSEEN BY TRUSTEE
---------------        ----------------------     ----------------------------

INTERESTED TRUSTEES
Robert J. Manning                D                             D
Robert C. Pozen                  B                             D

NON-INTERESTED TRUSTEES
Lawrence  H. Cohn, M.D.          N                             D
David  H.  Gunning(1)            N                             D
William R. Gutow                 N                             D
Michael Hegarty(1)               N                             N
J. Atwood Ives                   N                             D
Amy B. Lane(1)                   N                             A
Lawrence T. Perera               N                             D
J. Dale Sherratt                 N                             D
Laurie J. Thomsen(2)             N                             N

----------
(1) Mr. Gunning and Ms. Lane became Trustees of the Fund on January 27, 2004, and Mr. Hegarty became a Trustee of the Fund on December 16, 2004.
(2) Ms. Thomsen became a Trustee of the Fund on March 23, 2005.

25% OR GREATER OWNERSHIP
The following table identifies those investors who own 25% or more of the Fund's shares (all share classes taken together) as of March 1, 2005, and are therefore presumed to control the Fund. All holdings are of record unless indicated otherwise.

NAME AND ADDRESS     JURISDICTION OF ORGANIZATION
  OF INVESTOR                (IF A COMPANY)             PERCENTAGE OWNERSHIP
----------------     ----------------------------       --------------------

    None

5% OR GREATER OWNERSHIP OF SHARE CLASS
The following table identifies those investors who own 5% or more of any class of the Fund's shares as of March 1, 2005. All holdings are of record unless indicated otherwise.

NAME AND ADDRESS OF INVESTOR OWNERSHIP                           PERCENTAGE
--------------------------------------                           ----------

John Hancock Life Insurance Co. (USA)                   8.00% of Class A shares
250 Bloor St East 7th Floor
Torono, Ontario M4W IE6 Canada

Merrill Lynch, Pierce Fenner & Smith, Inc.              9.86% of Class C shares
For the sole benefit of its Customers                   6.19% of Class R shares
4800 Deer Lake Drive                                 (formerly Class R1 shares)
Jacksonville, FL 32246-6484

MFS Defined Contribution Plan                           8.40% of Class I shares
Mass Financial Services
500 Boylston Street
Boston, MA 02116-3740

Trukan & Co                                            15.14% of Class I shares
125 N Market St STE 1400
Wichita, KS 67202

Fireco                                                  6.40% of Class I shares
101 N Broadway Ave Ste 300
Oklahoma City, OK 73102-8401

Wells Fargo Bank NA FBO                                30.00% of Class I shares
WF Wealthbuilder Growth Balanced Portfolio
P.O. Box 1533
Minneapolis, MN 55480

Wells Fargo Bank NA FBO                                15.73% of Class I shares
WF Wealthbuilder Growth & Income Portfolio
P.O. Box 1533
Minneapolis, MN 55480

Wells Fargo Bank NA FBO                                13.50% of Class I shares
WF Wealthbuilder Growth Portfolio
P.O. Box 1533
Minneapolis, MN 55480

MPower Communications 401K Plan                         6.07% of Class R shares
MFS Heritage Trust Co Trustee c/o MFS                (formerly Class R1 shares)
500 Boylston Street
Boston, MA 02116-3740

Pottstown Medical Specialists Inc.                      7.93% of Class R shares
Jeffrey W. Smith Trustee                             (formerly Class R1 shares)
Attn: C. Giorgi VP-RSI
MFS Investment Management
500 Boylston Street
Boston, MA 02116

Anne E. Howanski Trustee                                6.68% of Class R shares
Ridley Township Police Pen Fun                       (formerly Class R1 shares)
Attn: C. Giorgi VP-RSI
MFS Investment Management
500 Boylston Street
Boston, MA 02116

W. Collins, J. Duscher TTEE                            5.83% of Class R3 shares
General Resource Tech P/S & 401K Plan                (formerly Class R2 shares)
Attn: C. Giorgi VP-RSI
MFS Investment Management
500 Boylston Street
Boston, MA 02116

Hartford Life Insurance Company                        5.36% of Class R3 shares
Separate Account                                     (formerly Class R2 shares)
Attn: Dave Ten Broeck
P.O. Box 2999
Hartford, CT 06104-2999

MFS Heritage Trust Company TTEE                       14.40% of Class R3 shares
Diamond Chemical Inc. 401K Plan                      (formerly Class R2 shares)
Attn: C. Giorgi VP-RSI
MFS Investment Management
500 Boylston Street
Boston, MA 02116

Kim Podolnick & Paul Schorr TTEES                      6.81% of Class R3 shares
Hillcrest Radiology Assoc. P.C. 401K                 (formerly Class R2 shares)
Attn: C. Giorgi VP-RSI
MFS Investment Management
500 Boylston Street
Boston, MA 02116

Harlow, Baker & Long, Trustees                        15.82% of Class R3 shares
The Home Run, Inc. Ret. Plan & Trust                 (formerly Class R2 shares)
Attn: C. Giorgi VP-RSI
MFS Investment Management
500 Boylston Street
Boston, MA 02116

David R. Brooks, Trustee                               8.13% of Class R3 shares
Independent Bank 401K Profit Sharing Plan            (formerly Class R2 shares)
Attn: C. Giorgi VP-RSI
MFS Investment Management
500 Boylston Street
Boston, MA 02116

Power Engineering Contractors                         10.45% of Class R3 shares
Ken Lindberg Trustee                                 (formerly Class R2 shares)
Attn: C. Giorgi VP-RSI
MFS Investment Management
500 Boylston Street
Boston, MA 02116

Stewart Engineering, Inc. 401K                        13.14% of Class R3 shares
Stewart & Morris, Trustees                           (formerly Class R2 shares)
260 Town Hall Drive, Suite C
Morrisville, NC 27560

Wesely-Thomas Enterprises                              7.55% of Class R3 shares
Wesely & Hillsten Trustees                           (formerly Class R2 shares)
960 S Westlake Blvd., Suite 200
Westlake Village, CA 91361

MFS 529 Savings Plan                                  100% of Class 529A shares
c/o MFS                                               100% of Class 529B shares
500 Boylston Street                                   100% of Class 529C shares
Boston, MA 02116

    THE DATE OF THIS SUPPLEMENT IS APRIL 1, 2005, AS REVISED APRIL 15, 2005.